Related Party Transactions (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 28, 2017	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		8,500,000
President [Member]
Related Party Transaction [Line Items]
Employee Benefits and Share-based Compensation		$ 370,000
Severance Costs		2,500,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Employee Benefits and Share-based Compensation		250,000
Severance Costs		1,500,000
Former Chief Strategy Officer [Member]
Related Party Transaction [Line Items]
Employee Benefits and Share-based Compensation			$ 400,000
Accrued Employee Benefits, Current			$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			7,500,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Employee-related Liabilities, Current		$ 93,000
Matthew Wiles [Member]
Related Party Transaction [Line Items]
Description of employment agreement	Under the terms of employment agreement, Mr. Wiles'compensation is $140,000 per annum and he also will be eligible for a bonus of 10% of Howco's gross profits over $1.25 million to be paid in cash after the annual financial statements have been completed and, if applicable, audited for filing with the SEC. Mr. Wiles will also receive options to acquire 250,000 shares of Drone USA's common stock vesting over five years in equal amounts on the anniversary date of his Employment Agreement.